Nature of business and organization (Parentheticals) (Details)																		12 Months Ended
	Jun. 30, 2013 Hongyuan USD ($)	Jun. 30, 2013 Hongli USD ($)	Jun. 30, 2013 Hongli CNY	Jun. 30, 2013 Hongli Mr. Jianhua Lv	Jun. 30, 2013 Baofeng Hongchang Coal Co. Ltd USD ($)	Jun. 30, 2013 Baofeng Hongchang Coal Co. Ltd CNY	Jun. 30, 2013 Baofeng Shunli Coal Co. Ltd USD ($)	Jun. 30, 2013 Baofeng Shunli Coal Co. Ltd CNY	Jun. 30, 2013 Baofeng Hongguang Power Co. Ltd USD ($)	Jun. 30, 2013 Baofeng Hongguang Power Co. Ltd CNY	Jun. 30, 2013 Baofeng Xingsheng Coal Co. Ltd USD ($)	Jun. 30, 2013 Baofeng Xingsheng Coal Co. Ltd CNY	May 20, 2011 Baofeng Xingsheng Coal Co. Ltd	Jun. 30, 2013 Baofeng Shuangrui Coal Co. Ltd USD ($)	Jun. 30, 2013 Baofeng Shuangrui Coal Co. Ltd CNY	Jun. 20, 2012 Baofeng Shuangrui Coal Co. Ltd	May 20, 2011 Baofeng Shuangrui Coal Co. Ltd	Jun. 30, 2013 Zhonghong Energy Investment Company USD ($) Nominee	Jun. 30, 2013 Zhonghong Energy Investment Company CNY Nominee	Jun. 30, 2013 Baofeng Hongrun Coal Chemical Co. Ltd USD ($)	Jun. 30, 2013 Baofeng Hongrun Coal Chemical Co. Ltd CNY
Business Acquisition [Line Items]
Registered capital	$ 3,000,000	$ 1,055,248	8,808,000		$ 396,000	3,000,000	$ 461,700	3,000,000	$ 2,756,600	22,000,000	$ 559,400	3,634,600		$ 620,200	4,029,960			$ 7,842,800	51,000,000	$ 4,620,000	30,000,000
Increased registered capital		$ 4,001,248	28,080,000
Equity ownership interest held	100.00%			85.40%									60.00%	100.00%	100.00%	100.00%	60.00%	100.00%	100.00%
Number of nominees																		3	3